Loss per share (Details) - CAD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Earnings per share [abstract]
Net loss	$ (3,811)	$ (40,952)
Non-controlling interest	526	(1,642)
Net loss attributable to the owners of the Company	$ (4,337)	$ (39,310)
Weighted average number of common shares - basic (in shares)	79,556,928	74,329,171
Basic loss per share (in dollars per share)	$ (0.05)	$ (0.53)
Dilutive loss per share (in dollars per share)	$ (0.05)	$ (0.53)